Prospectus Supplement dated May 1, 2017
	Product Name	Prospectus Form #/Date
		National	New York
1.	RiverSource ® Retirement Advisor Variable Annuity		S-6471 R (4/13) April 29, 2013
2.	RiverSource ® Retirement Advisor Variable Annuity - Band 3	S-6477 N (5/09) May 1, 2009
3.	RiverSource ® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09) May 1, 2009
4.	RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity		S-6410 N (4/13) April 29, 2013
5.	RiverSource ® FlexChoice Select Variable Annuity		274320 J (4/13) April 29, 2013
6.	RiverSource ® Innovations Select Variable Annuity		45313 P (4/13) April 29, 2013
7.	Privileged Assets® Select Annuity	30325 P (1/07) Jan. 2, 2007	S-6102 N (1/07) Jan. 2, 2007
8.	RiverSource ® Variable Retirement and Combination Retirement Annuities		S-6174 T (5/02) May 1, 2002
9.	RiverSource ® Employee Benefit Annuity	S-6157 AG (5/14) May 1, 2014	S-6177 T (5/02) May 1, 2002
10.	RiverSource ® Flexible Annuity		S-6175 AF (4/13) April 29, 2013
11.	RiverSource ® Flexible Portfolio Annuity		S-6163 V (4/11) April 29, 2011
12.	RiverSource ® Endeavor Select Variable Annuity		273480 R (4/13) April 29, 2013
13.	RiverSource ® Innovations Variable Annuity		45282 J (5/08) May 1, 2008
14.	RiverSource ® Personal Portfolio Plus2 / Personal Portfolio Plus/Personal Portfolio Variable Annuity	37301 U (1/07) Jan. 2, 2007
15.	RiverSource ® Personal Portfolio Plus2 /Personal Portfolio Variable Annuity		45066 N (1/07) Jan. 2, 2007
16.	RiverSource ® Preferred Variable Annuity	40001 M (1/07) Jan. 2, 2007
17.	RiverSource ® Platinum Variable Annuity	43415 K (1/07) Jan. 2, 2007
18.	RiverSource ® Symphony Annuity	S-6402 P (5/00) May 1, 2000	S-6226 L (5/00) May 1, 2000
This Supplement supersedes and replaces Supplement dated December 9, 2016.
It describes changes to variable annuity contracts (the “Contracts”) listed above. Please retain this supplement with your prospectus for future reference.
For products 1 - 4 and 7 - 18 listed above, the following paragraph replaces the last paragraph in the “Settlement Date”, “Retirement Date” or “The Annuity Start Date” section in your prospectus:
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your [settlement/retirement/annuity start] date, your contract will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.

For products 5 and 6 in the table on page 1 of this supplement, the following paragraph replaces the second to last paragraph in the “Annuitization Start Date – Current Contract” section in your prospectus:
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your annuitization start date, your contract will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6402-4 A (5/17)
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